Total
Champlain Focused Large Cap Value Fund
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CHAMPLAIN MID CAP FUND
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies. For purposes of this policy, a medium-sized company is a company that, at the time of initial purchase, has a market capitalization of less than $15 billion or is included in the Russell Mid Cap Index or S&P MidCap 400 Index. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent no more than 25% of the Fund's total assets. The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

CHAMPLAIN SMALL COMPANY FUND
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is a company that, at the time of initial purchase, has a market capitalization of less than $2.5 billion or is included in the Russell 2000 Index or S&P SmallCap 600 Index. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent (i) no more than the greater of 25% of the Fund's total assets or 125% of the sector's weighting in the S&P SmallCap 600 Index; and (ii) no less than 75% of the sector's weighting in the S&P SmallCap 600 Index. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.